Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Schedule of trade and other payables
	2021	2020
	£	£
Trade payables	1,422,393	638,366
Other tax and social security	311,204	143,600
Accruals	2,330,582	919,136
Other payables	39,436	64,317
	4,103,615	1,765,419